Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Summary of financial assets and liabilities in foreign currency

USD amounts of foreign currency balances	2020	2019
Assets
Cash, cash equivalents and financial investments	257,706	109,511
Derivative financial instruments	22,376	15,596
Trade accounts receivables	42,612	27,883
	322,694	152,990

Liabilities
Loans and financings	454,372	119,095
Derivative financial instruments	21,484	16,134
Trade payables	165,019	194,646
Lease liabilities	20,792	22,020
Use of public assets	20,787	23,279
	682,454	375,174
Net exposure	(359,760)	(222,184)

Schedule of credit quality of financial assets

	2020			2019
	Local rating	Global rating	Total	Local rating	Global rating	Total
Cash and cash equivalents
AAA	131,486	—	131,486	11,243	—	11,243
AA+	3	—	3	5,997	—	5,997
AA	30,177	—	30,177	18	99,853	99,871
AA-	8,754	23,005	31,759	1	10,869	10,870
A+	—	249,198	249,198	—	156,032	156,032
A	—	263,375	263,375	—	230,084	230,084
A-	—	184,087	184,087	—	38,824	38,824
BBB+	—	111,525	111,525	—	67,467	67,467
BBB	—	38,848	38,848	—	23,552	23,552
BBB-	—	30,707	30,707	—	31,416	31,416
BB-	—	1,956	1,956	—	—	—
No rating (i)	3	13,039	13,042	3	23,259	23,262
	170,423	915,740	1,086,163	17,262	681,356	698,618

Financial investments
AAA	32,412	—	32,412	44,985	—	44,985
AA+	2,257	—	2,257	8,170	—	8,170
AA	46	—	46	352	—	352
AA-	329	—	329	656	—	656
No rating (i)	—	—	—	4,612	—	4,612
	35,044	—	35,044	58,775	—	58,775

Derivative financial instruments
AAA	2,068	—	2,068	16,025	—	16,025
AA	—	—	—	—	1,029	1,029
A+	—	1,977	1,977	—	422	422
A-	—	27,935	27,935	—	2,048	2,048
	2,068	29,912	31,980	16,025	3,499	19,524
(i)

Refers to subsidiaries of international financial institutions that do not have a global rating available in the international rating agencies. According to the Company's policy, for these financial institutions, the rating of the financial institution controlling entities is assumed, which must be at least BBB-.

Summary of estimated future cash flow

	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Over 5 years	Total
2020
Loans and financings	214,614	484,579	459,215	1,490,253	2,648,661
Lease liabilities	15,999	9,690	—	—	25,689
Derivative financial instruments	5,390	51	21,374	59	26,874
Trade payables	370,122	—	—	—	370,122
Confirming payables	145,295	—	—	—	145,295
Salaries and payroll charges	56,107	—	—	—	56,107
Dividends payable	4,557	—	—	—	4,557
Related parties	—	561	—	—	561
Asset retirement and environmental obligations	33,714	53,501	70,444	220,241	377,900
Use of public assets	1,270	2,943	5,131	20,200	29,544
	847,068	551,325	556,164	1,730,753	3,685,310

2019
Loans and financings	91,511	342,095	610,750	842,222	1,886,578
Lease liabilities	17,903	16,361	120	—	34,384
Derivative financial instruments	8,272	6,918	6,577	51	21,818
Trade payables	414,080	—	—	—	414,080
Confirming payables	82,770	—	—	—	82,770
Salaries and payroll charges	58,913	—	—	—	58,913
Dividends payable	6,662	—	—	—	6,662
Related parties	—	834	—	—	834
Asset retirement and environmental obligations	19,001	68,296	76,629	273,484	437,410
Use of public assets	1,446	3,177	3,581	30,729	38,933
	700,558	437,681	697,657	1,146,486	2,982,382

Summary of leverage ratio

	Note	2020	2019	2018
Loans and financings	26	2,024,314	1,508,557	1,424,867
Derivative financial instruments	17	(5,106)	2,294	3,017
Lease liabilities	25	25,689	34,384	—
Cash and cash equivalents	15	(1,086,163)	(698,618)	(1,032,938)
Financial investments	16	(35,044)	(58,775)	(92,233)
Net debt (i)		923,690	787,842	302,713

Net (loss) income for the year		(652,506)	(157,516)	93,142
Plus (less):
Depreciation and amortization	23, 24 and 25	243,925	317,892	267,189
Net financial results	10	278,175	104,854	202,654
Income tax expense (benefit)	11 (a)	(24,152)	(58,364)	38,757
EBITDA (ii)		(154,558)	206,866	601,742

Impairment of non-current assets (iii)		557,497	142,133	3,283
Gains on sales of investments and other miscellaneous adjustments (iii)		—	—	(233)
Adjusted EBITDA (ii)		402,939	348,999	604,792
Leverage ratio (Net debt/Adjusted EBITDA)		2.29	2.26	0.50
(i)

Net debt is defined as (a) loans and financings, plus lease liabilities, plus or minus (b) the fair value of derivative financial instruments less (c) cash and cash equivalents, less (d) financial investments.

(ii)	Adjusted EBITDA for capital management calculation uses the same assumptions described in note 2 for Adjusted EBITDA by segment.
(iii)	For the years ended December 31, 2019 and 2018, this line was described as "Exceptional items".